Business Combination - Disclosure Details of Shares Issued After Business Combination (Details) - Forest Road [Member]	12 Months Ended
	Dec. 31, 2022 shares
Common Class A [Member] | Common stock of Forest Road, net of redemptions [Member]
Business Acquisition [Line Items]
Stock Shares Issued Immediately After Business Combination During The Period	432,330
Common Class A [Member] | Forest Road shares held by the Sponsor [Member]
Business Acquisition [Line Items]
Stock Shares Issued Immediately After Business Combination During The Period	150,000	[1]
Common Class A [Member] | PIPE Shares [Member]
Business Acquisition [Line Items]
Stock Shares Issued Immediately After Business Combination During The Period	450,000
Common Class A [Member] | Business Combination and PIPE Shares - Class A Common Stock [Member]
Business Acquisition [Line Items]
Stock Shares Issued Immediately After Business Combination During The Period	1,032,330
Common Class A [Member] | Myx equity units- Class A Common Stock [Member]
Business Acquisition [Line Items]
Stock Shares Issued Immediately After Business Combination During The Period	270,930
Common Class A [Member] | Old Beachbody equity units - Class A Common Stock [Member]
Business Acquisition [Line Items]
Stock Shares Issued Immediately After Business Combination During The Period	2,035,253	[2]
Common Class A [Member] | Old Beachbody equity units - Class X Common Stock [Member]
Business Acquisition [Line Items]
Stock Shares Issued Immediately After Business Combination During The Period	2,825,006	[3]
Common Class A and Class X [Member]
Business Acquisition [Line Items]
Stock Shares Issued Immediately After Business Combination During The Period	6,163,519

[1]	Includes 75,000 Forest Road Earn-out Shares.
[2]	The number of Old Beachbody equity units—Class A Common Stock was determined from 20,220,589 common units and 10,068,841 preferred units of Old Beachbody outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio.
[3]	The number of Old Beachbody equity units—Class X Common Stock was determined from 42,042,850 common units of Old Beachbody outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio.